Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Collaborative Arrangements (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure - Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Collaborative Arrangements [Abstract]
Upfront and milestone payments received	$ 128
Upfront payments and milestone payments	$ 67	$ 44	$ 210